T. ROWE PRICE Retirement 2030 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 35.5%
T. Rowe Price Funds:
New Income Fund  3,639,654 204,938 166,648 466,671,177 3,630,702
Limited Duration Inflation Focused
Bond Fund  1,892,637 202,776 108,452 421,540,453 1,977,025
International Bond Fund (USD
Hedged)  1,428,008 25,894 69,567 163,465,096 1,379,645
Dynamic Global Bond Fund  864,276 23,182 49,713 110,575,504 835,951
U.S. Treasury Long-Term Index
Fund  866,920 38,852 57,602 122,203,101 829,759
Emerging Markets Bond Fund  757,250 19,583 42,779 74,374,745 728,129
High Yield Fund  536,094 54,923 25,216 95,224,976 561,827
Floating Rate Fund  176,389 9,974 7,266 19,643,358 178,755
Dynamic Credit Fund  163,278 15,062 5,397 20,245,744 170,874
Total Bond Funds (Cost $11,254,303) 10,292,667
EQUITY FUNDS 64.2%
T. Rowe Price Funds:
Value Fund  3,070,197 58 128,302 53,659,050 3,134,762
Growth Stock Fund  3,128,994 57,732 70,996 26,277,658 2,984,616
U.S. Large-Cap Core Fund  1,697,928 33 55,789 34,349,725 1,698,594
Equity Index 500 Fund  1,701,079 4,611 36,407 7,904,941 1,579,091
International Value Equity Fund  1,497,689 — 85,224 50,590,414 1,399,331
Overseas Stock Fund  1,373,301 25 50,557 71,856,881 1,330,789
Real Assets Fund  1,190,706 22 40,073 56,149,335 1,170,714
International Stock Fund  1,207,626 — 97,620 47,437,497 1,125,217
Hedged Equity Fund  1,113,072 14,261 53,299 75,935,344 1,080,560
Emerging Markets Discovery Stock
Fund  619,833 11 21,731 25,812,707 568,396
Emerging Markets Stock Fund  590,899 11 20,057 9,915,953 554,599
Mid-Cap Growth Fund  538,054 9 25,370 5,033,443 518,847
Mid-Cap Value Fund  622,716 — 103,472 13,198,129 509,844
New Horizons Fund (2) 362,099 — 29,977 5,300,186 320,502
Small-Cap Stock Fund  341,987 6 22,289 4,830,071 317,336
Small-Cap Value Fund  353,106 — 44,680 4,944,242 303,428
Total Equity Funds (Cost $9,602,061) 18,596,626
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  4,354 114,657 115,842 32,461 3,148
Total Other Mutual Funds (Cost $3,139) 3,148

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds  0.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 261,447 304,239 515,439 50,247,334 50,247
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 45,000,000 44,705
Total Short-Term Investments (Cost $94,955) 94,952
Total Investments in Securities 100.0%
(Cost $20,954,458) $ 28,987,393
Other Assets Less Liabilities (0.0)% (12,094)
Net Assets 100.0% $ 28,975,299
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 976 MSCI EAFE Index contracts 9/26 (157,565) $ (2,998)
Short, 817 Russell 2000 E-Mini Index contracts 9/26 (120,863) 720
Long, 313 S&P 500 E-Mini Index contracts 9/26 120,489 1,708
Long, 1,442 U.S. Treasury Notes five year
contracts 12/26 152,424 (486)
Net payments (receipts) of variation margin to date 1,746
Variation margin receivable (payable) on open futures contracts $ 690

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (83) $ (2,069) $ 3,269
Dynamic Global Bond Fund  (4,987) (1,794) 13,760
Emerging Markets Bond Fund  (3,044) (5,925) 12,369
Emerging Markets Discovery Stock Fund  10,315 (29,717) —
Emerging Markets Stock Fund  9,316 (16,254) —
Equity Index 500 Fund  110,982 (90,192) 4,582
Floating Rate Fund  (230) (342) 3,249
Growth Stock Fund  16,097 (131,114) —
Hedged Equity Fund  4,059 6,526 —
High Yield Fund  (691) (3,974) 10,097
International Bond Fund (USD Hedged)  (3,962) (4,690) 9,521
International Stock Fund  28,723 15,211 —
International Value Equity Fund  81,239 (13,134) —
Limited Duration Inflation Focused Bond Fund  (2,489) (9,936) 8,094
Mid-Cap Growth Fund  4,841 6,154 —
Mid-Cap Value Fund  36,241 (9,400) —
New Horizons Fund  4,439 (11,620) —
New Income Fund  (18,415) (47,242) 45,399
Overseas Stock Fund  44,215 8,020 —
Real Assets Fund  19,706 20,059 —
Small-Cap Stock Fund  10,271 (2,368) —
Small-Cap Value Fund  14,103 (4,998) —
Transition Fund  (820) (21) 234
U.S. Large-Cap Core Fund  24,873 56,422 —
U.S. Treasury Long-Term Index Fund  (11,056) (18,411) 9,435
Value Fund  73,265 192,809 —
U.S. Treasury Money Fund, 3.74% — — 1,014
Totals $ 446,908# $ (98,000) $ 121,023+

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $22 of the net realized gain (loss).
+
Investment income comprised $121,023 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2030 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F142-054Q1 08/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 10,292,667 $ — $ — $ 10,292,667
Equity Funds 18,596,626 — — 18,596,626
Other Mutual Funds 3,148 — — 3,148
Short-Term Investments 50,247 44,705 — 94,952
Total Securities 28,942,688 44,705 — 28,987,393
Futures Contracts* 2,428 — — 2,428
Total $ 28,945,116 $ 44,705 $ — $ 28,989,821
Liabilities
Futures Contracts* $ 3,484 $ — $ — $ 3,484
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.